THE provident RIVERFRONT FUNDS
                      (formerly the riverfront funds)

                    Statement of Additional Information

                February 29, 2004 (revised, april 16, 2004)

                  THE RIVERFRONT LARGE COMPANY SELECT FUND
                        THE RIVERFRONT BALANCED FUND
                  THE RIVERFRONT SMALL COMPANY SELECT FUND
                      The riverfront select value fund
                    The riverfront u.s. government Fund
           (formerly THE RIVERFRONT U.S. GOVERNMENT INCOME FUND)
                             Investor A Shares
                             Investor B Shares

        the riverfront u.s. government securities money market fund
                             Investor A Shares

               (each a "Fund", and collectively, the "Funds)


This Statement of Additional Information ("SAI") is not a prospectus. Read this SAI in conjunction with the prospectus for the Funds, dated February 29, 2004. This SAI incorporates by reference the Funds' Annual Report. You may obtain the prospectus or the Annual Report without charge by calling 1-800-424-2295.




CONTENTS
============================================================================

How are the Funds Organized?..........................................2
Securities in Which the Funds Invest..................................3
Securities Descriptions and Techniques................................5
Investment Risks......................................................13
Investment Limitations................................................14
What Do Shares Cost?..................................................17
How are the Funds Sold?...............................................19
Redemption in Kind....................................................19
Who Manages and Provides Services to the Funds?.......................20
How Do the Funds Measure Performance?.................................29
Account Information and Pricing of Shares.............................34
How are the Funds Taxed?..............................................36
Financial Information.................................................36
Appendix..............................................................37
Addresses.............................................................40


HOW ARE THE FUNDS ORGANIZED?

The Provident Riverfront Funds, an Ohio business trust ("Trust"), is an open-end, management investment company that was originally established under the laws of the State of Maryland on March 27, 1990. On and as of September 30, 1995, pursuant to an Agreement and Plan of Reorganization and Liquidation with MIM Mutual Funds, Inc. ("MIM"): (a) The Riverfront Money Market Fund acquired all of the assets and liabilities of the MIM Money Market Fund; (b) The Riverfront Select Value Fund acquired all of the assets and liabilities of the MIM Bond Income Fund, the MIM Stock Income Fund and the AFA Equity Income Fund; and (c) The Riverfront Small Company Fund (at that time named the Stock Appreciation Fund) acquired all of the assets and liabilities of the MIM Stock Growth Fund and the MIM Stock Appreciation Fund (collectively, the "Reorganization"). In exchange for such assets and liabilities, the respective Fund issued a number of its Investor A Shares equal in value to the net assets of the corresponding MIM Fund acquired in the Reorganization. For accounting and performance purposes, the MIM Stock Appreciation Fund is considered to be the predecessor of The Riverfront Small Company Fund; therefore, performance and financial information of The Riverfront Small Company Fund prior to September 30, 1995, relates to the operations of the MIM Stock Appreciation Fund prior to the Reorganization.

On December 29, 1998, The Riverfront Funds, Inc., a Maryland corporation, changed its form of organization by completing a reorganization with The Riverfront Funds, an Ohio business trust, organized on October 6, 1996 for such a purpose. On December 8, 2000, The Riverfront Income Equity Fund changed its name to The Riverfront Select Value Fund. On February 8, 2004, the Trust changed its name from The Riverfront Funds to The Provident Riverfront Funds. On February 20, 2004, The Riverfront U.S. Government Income Fund changed its name to The Riverfront U.S. Government Fund.

The Funds are diversified portfolios of the Trust. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Board of Trustees ("Board") has established two classes of Shares of each Fund (except The Riverfront U.S. Government Securities Money Market Fund), known as Investor A Shares and Investor B Shares ("Shares"). The Riverfront U.S. Government Securities Money Market Fund does not offer Investor B Shares but offers a second class of shares known as Institutional Shares. This SAI relates only to the Investor A and Investor B Shares. The Trust's investment adviser is Provident Investment Advisors, Inc. ("Adviser").






SECURITIES IN WHICH THE FUNDS INVEST

Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund; (shaded in chart)

A = Acceptable (but not principal) investment of a Fund; or

N = Not an acceptable investment of a Fund.



---------------------------------------------------------------------------------------------------------------------------

Securities                     The           The       The Riverfront   The Riverfront       The      The Riverfront U.S.
                            Riverfront    Riverfront    Small Company    Select Value    Riverfront        Government
                              Large     Balanced Fund    Select Fund    Fund ("Select       U.S.        Securities Money
                             Company      ("Balanced       ("Small       Value Fund")    Government   Market Fund ("Money
                           Select Fund      Fund")     Company Fund")                       Fund         Market Fund")
                             ("Large                                                    ("Government
                             Company                                                       Fund")
                              Fund")

---------------------------------------------------------------------------------------------------------------------------

Equity Securities:              P             P               P               P               N                N
---------------------------------------------------------------------------------------------------------------------------
                                                                              P
   Common Stocks                P             P               P                               N                N
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

   Preferred Stocks             P             P               A               P               N                N
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

   Real Estate Investment       A             A               A               A               A                N
   Trusts
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

   Warrants 1                   A             A               A               A               N                N
---------------------------------------------------------------------------------------------------------------------------

Fixed Income Securities:        A             A               A               A               P                P
---------------------------------------------------------------------------------------------------------------------------

   Treasury Securities          A             P               A               A               P                P
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

   Agency Securities            A             P               A               A               P                P
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

   Corporate Debt               A             P               A               A               P                N
Securities 3, 5
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

     Commercial Paper 2, 5      A             A               A               A               A                N
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

     Demand Instruments         A             A               A               A               A                N
        2, 5
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

   Non-Investment Grade         A             A               A               A               N                N
Securities 4
----------------------------------------------------------------------------------------              ---------------------
---------------------------------------------------------------------------------------------------------------------------

   Mortgage-Backed              N             A               N               N               P                N
Securities5
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

     Collateralized             N             A               N               N               A                N
     Mortgage Obligations5
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

   Asset-Backed                 N             A               N               N               P                N
Securities5
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

   Bank Instruments 5, 6        A             A               A               A               A                N
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

   Credit Enhancement           A             A               A               A               A                A
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Convertible Securities          A             A               A               A               N                N
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Foreign Securities: 7, 8        A             A               A               A               A                N
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

   Depositary Receipts 7,       A             A               A               A               N                N
8
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

   Foreign Government           N             A               N               N               A                N
Securities
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Derivative Contracts            A             A               A               A               A                N
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

   Futures Contracts            A             A               A               A               A                N
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

   Options                      A             A               A               A               A                N
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Special Transactions:           A             A               A               A               A                A
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

   Repurchase Agreements 9      A             A               A               A               A                P
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

   Reverse Repurchase           A             A               A               A               A                N
   Agreements
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

   Delayed Delivery             A             A               A               A               A                A
   Transactions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

    To Be Announced             A             A               A               A               A                A
   Securities
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

    Dollar Rolls                N             A               N               N               A                N
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

   Securities of Other          A             A               A               A               A                A
   Investment Companies
---------------------------------------------------------------------------------------------------------------------------


1     The Small  Company  Fund may not invest more than 5% of its net assets in such securities.
----------------------------------------------------------------------------
2     Under  normal  market  conditions,  each Fund (except the Money Market
   Fund and Government Fund) may invest up to 35% of its total assets in such securities rated in the highest rating category by a nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined to be of comparable quality by the Adviser. The Balanced Fund may invest up to 25% of its total assets in such securities and in high grade corporate debt securities rated at the time of purchase in one of the four highest rating categories assigned by an appropriate NRSRO, or if unrated, are determined to be of comparable quality by the Adviser.
3     Under normal market  conditions,  each Fund (except the Balanced Fund, the Money Market Fund and the Government Fund) may invest up to 35% of its total assets in such securities with remaining maturities of one year or less and rated in one of the three highest rating categories by an NRSRO, or if unrated, determined to be of comparable quality by the Adviser. The Balanced Fund may invest up to 25% of its total assets in such securities and in high grade corporate debt securities rated at the time of purchase in one of the four highest rating categories assigned by an appropriate NRSRO, or if unrated, are determined to be of comparable quality by the Adviser. The Money Market Fund currently does not purchase such securities.
4     The Select  Value Fund and the Large  Company  Fund may invest in such securities rated no lower than B by an NRSRO or in unrated securities which are deemed by the Adviser to be of comparable quality. Each such Fund expects to invest less than 5% of its total assets in such securities.
5     The  Government  Fund may invest up to 20% of its total assets in such securities which are rated no lower than one of the three highest rating categories by an NRSRO, or, if unrated, are determined to be of comparable quality by the Adviser.
6     Under  normal  market  conditions,  each Fund (except the Money Market
   Fund and the Government Fund) may invest up to 35% of its total assets in bankers' acceptances which are guaranteed by U.S. commercial banks having total assets at the time of purchase in excess of $1.5 billion and in certificates of deposit of domestic and foreign branches of U.S. banks which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation and have total assets at the time of purchase in excess of $1.5 billion.
7     The Large  Company  Fund  expects to invest less than 15% of its total assets in such securities.
8     The  Balanced  Fund may  invest up to 20% of its total  assets in such securities.
9     Under normal market conditions,  each Fund may invest up to 20% of its total assets in such securities.


SECURITIES DESCRIPTIONS AND TECHNIQUES


In pursuing its investment strategy, a Fund may invest in the following securities for any purpose that is consistent with its investment objective.

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The following describes the principal types of equity securities in which certain of the Funds may invest:


    Common Stocks
    Common stocks are the most common type of equity security. While holders of common stocks may receive a portion of the issuer's earnings in the form of dividends, dividends are generally only paid after the issuer pays its creditors and any preferred stockholders. In addition, issuers generally have discretion as to the payment of any dividends. Therefore a Fund cannot predict the income it will receive, if any, from common stocks. However, common stocks offer greater potential for appreciation than many other types of securities because their value generally increases with the value of the issuer's business. As a result, changes in an issuer's earnings may directly influence the value of its common stock.


    Preferred Stocks
    Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. However, preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities.


    Real Estate Investment Trusts ("REITs")
    REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.


    Warrants
    Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the "exercise price") on or before a specified future date (the "expiration date"). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.


Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified period of time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds invest:


    Treasury Securities
    Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.


    Agency Securities

    Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority.
    Some government entities are supported by the full faith and credit of the United States. Such entities include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmers Home Administration, Federal Financing Bank, General Services Administration, and Washington Metropolitan Area Transit Authority Bonds.


    Other government entities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by Federal Home Loan Banks, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association in support of such obligations.


    A few government entities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Such entities include the Farm Credit System and the Financing Corporation.


    Investors regard agency securities as having low credit risks, but not as low as Treasury securities.


    A Fund treats mortgage-backed securities guaranteed by a government sponsored entity as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce the market and prepayment risks.


    Corporate Debt Securities

    Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

    In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

      Commercial Paper
      Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.


      Demand Instruments
      Demand instruments are corporate debt securities that the issuer must repay upon demand at any time or within specified time periods. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. A Fund may be able to treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.


    Mortgage-Backed Securities
    Mortgage-backed securities represent interests in pools of mortgage obligations. The mortgage obligations that comprise a pool normally have similar interest rates, maturities and other terms. Mortgage obligations may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgage obligations are known as ARMs.

    Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgage obligations. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgage obligations. As a result, the holders assume all the prepayment risks of the underlying mortgage obligations.


      Collateralized Mortgage Obligations ("CMOs")
      CMOs, including interests in real estate mortgage investment conduits ("REMICs"), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class.


      Sequential CMOs
      In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.


      PACs, TACs and Companion Classes
      More sophisticated CMOs include planned amortization classes ("PACs") and targeted amortization classes ("TACs"). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.


      IOs and POs
      CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or
      POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against market risks.


      Z Classes and Residual Classes
      CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual ("Z") class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

      The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.


    Asset-Backed Securities
    Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass through certificates. Asset-backed securities have prepayment risks. Like CMOs, asset-backed securities may be structured like IOs and POs.


    Bank Instruments
    Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.


    Credit Enhancement
    Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

    Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Convertible Securities
Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity security exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities to equity securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued, the conversion price exceeds the market value of the underlying equity security. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

A Fund treats convertible securities as equity securities for purposes of its investment policies and limitations, because of their unique characteristics.


Foreign Securities
Investing in foreign securities (including through the use of depositary receipts) involves certain special considerations which are not typically associated with investing in U.S. securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effect.

The Funds may make significant investments in securities denominated in the Euro, the single currency of the European Monetary Union ("EMU"). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of a Fund's investments. With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.


      Depositary Receipts
      Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts ("ADRs") are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts ("IDRs") are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.


      Foreign Government Securities
      Foreign government securities generally consist of fixed income securities supported by national, state, or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the "World Bank"), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

      Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state, or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.


Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter ("OTC") in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to stock market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts:


    Futures Contracts
    Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

    Each of the Funds (except the Money Market Fund) may buy or sell financial futures contracts.

    The Select Value Fund, the Large Company Fund, the Balanced Fund and the Small Company Fund may buy or sell equity index futures contracts.

    The Government Fund and the Balanced Fund may buy or sell interest rate futures contracts.


    Options
    Options are rights to buy or sell an underlying asset for a specified price (the "exercise price") during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.


    Each of the Funds (except the Money Market Fund) may:

o Buy call options on securities indices in anticipation of an increase in the value of the underlying asset;

o Buy put options on securities indices in anticipation of a decrease in the value of the underlying asset; and

o     Buy or write options to close out existing options positions.

    A Fund may also write call options on securities or on futures contracts regarding securities in which a Fund may invest to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

    A Fund may also write put options on securities or on futures contracts regarding securities in which a Fund may invest to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

    When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.


Special Transactions

    Repurchase Agreements
    Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

    The Funds' custodian or subcustodian generally will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

    Repurchase agreements are subject to credit risks with respect to the dealer or bank acting as counterparty.


    Reverse Repurchase Agreements
    Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


    Delayed Delivery Transactions
    Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time beyond the normal settlement date. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for a Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


      To Be Announced Securities ("TBAs")
      As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund.


      Dollar Rolls
      Dollar rolls are transactions where a Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. Dollar rolls are subject to market risks and credit risks.


    Asset Coverage
    In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.


    Securities of Other Investment Companies
    A Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies and managing its uninvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by a Fund in shares of other investment companies may be subject to duplicate expenses. Each Fund will limit its investment in other investment companies to not more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of its total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general.


    Securities Lending
    A Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay a Fund the equivalent of any dividends or interest received on the loaned securities.

    A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for a Fund. However, a Fund must pay interest to the borrower for the use of cash collateral.

    Loans are subject to termination at the option of a Fund or the borrower. A Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. A Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

    Securities lending activities are subject to market risks and credit risks.


    Portfolio Turnover
    A higher portfolio turnover may involve greater transaction expenses which must be borne directly by a Fund (and thus, indirectly by its shareholders), and may affect Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to that Fund's shareholders, are taxable to them.

    The variation in the Large Company Fund's, Balanced Fund's, Small Company Fund's, Select Value Fund's and Government Income Fund's portfolio turnover rate from 2002 to 2003 was due to the Funds' investment policies, which by nature are conducive to either higher or lower portfolio turnover when appropriate under market conditions.


INVESTMENT RISKS


There are many factors which may affect an investment in a Fund. A Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Sector Risks
o Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.


Liquidity Risks
o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Currency Risks
o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

o The Adviser attempts to manage currency risk by limiting the amount a Fund invests in securities denominated in a particular currency. However, diversification will not protect a Fund against a general increase in the value of the U.S. dollar relative to other currencies.


Risks of Foreign Investing
o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

o Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.



Risks of Investing in Derivative Contracts
o A Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which a Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts may be mispriced or improperly valued and, as a result, a Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause a Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks, such as interest rate, credit, liquidity and leverage risks.


Leverage Risks
o Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.


Bond Market Risks
o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer maturities or durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates and is an alternative measure to a security's maturity.


Risks Associated with Non-Investment Grade Securities
o Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.


INVESTMENT LIMITATIONS

Unless otherwise stated, all references to a Fund's assets are in terms of current market value.

Each of the Large Company Fund and the Small Company Fund may not:

1. Purchase securities of any one issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of such Fund would be invested in the securities of such issuer or the Fund would hold more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of the Fund's total assets;

2. Purchase any securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and
   (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

3. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of its total assets at the time of such borrowing, and except as permitted pursuant to appropriate exemptions from the Investment Company Act of 1940, as amended ("1940 Act"). The Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets;

4. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions, and enter into repurchase agreements;

5. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities and except as may be necessary to make margin payments in connection with derivative securities transactions;

6. Underwrite the securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

7. Purchase or sell commodities or commodity contracts, except to the extent disclosed in the current prospectus of the Fund; and

8. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction).



The Balanced Fund may not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;

2. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For examples, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

3. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements or dollar roll agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing, and except as permitted pursuant to appropriate exemptions from the 1940 Act;

4. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objectives and policies, make time deposits with financial institutions, and enter into repurchase agreements;

5. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities and except as may be necessary to make margin payments in connection with derivative securities transactions;

6. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

7. Purchase or sell commodities or commodity contracts, except to the extent disclosed in the current prospectus of the Fund; and

8. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction).



Each of the Select Value Fund and the Government Fund may not:

1.    Invest in securities of any one issuer (other than the U.S.
   government, its agencies and instrumentalities) if, immediately after and as a result of such investment, the current market value of the holdings of such Fund in the securities of such issuer exceeds 5% of the Fund's total assets;

2. Invest in the securities of companies primarily engaged in any one industry (other than the U.S. government, its agencies and instrumentalities) if, immediately after and as a result of such investment, the current market value of the aggregate holdings of the Fund in the securities of companies in such industry exceeds 25% of the Fund's total assets. However, an industry concentration in excess of such percentage limitation is permitted if it occurs incidentally as a result of changes in the market value of portfolio securities;

3. Acquire the outstanding voting securities of any one issuer if, immediately after and as a result of such investment, the current market value of the holdings of the Fund in the securities of such issuer exceeds 10% of the market value of such issuer's outstanding voting securities;

4. Borrow money, which includes entering into reverse repurchase agreements, except that each Fund may enter into reverse repurchase agreements or borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Fund's net assets; provided that while borrowings from banks exceed 5% of a Fund's net assets, any such borrowings and reverse repurchase agreements will be repaid before additional investments are made;

5. Pledge more than 15% of its net assets to secure indebtedness; the purchase or sale of securities on a "when issued" basis is not deemed to be a pledge of assets;
6. Invest more than 15% of the value of the Fund's net assets in restricted or illiquid securities or instruments including, but not limited to, securities for which there are no readily available market quotations, dealer (OTC) options, assets used to cover dealer options written by the Fund or repurchase agreements that mature in more than 7 days;

7. Lend more than 30% in value of the Fund's securities to brokers, dealers or other financial organizations. All such loans will be collateralized by cash or U.S. government obligations that are maintained at all times in an amount equal to at least 102% of the current value of the loaned securities;

8. Invest in securities of an issuer (other than an agency or instrumentality of the U.S. government) which, together with any predecessor of the issuer, has been in operation for less than three years if, immediately after and as a result of such investment, more than 5% of the value of the Fund's total assets would then be invested in the securities of such issuer; and

9. Invest more than 10% of the value of the Fund's net assets in fixed time deposits which are non-negotiable and/or which impose a penalty for early withdrawal and which have maturities of more than 7 days.

With respect to investment restrictions 1 and 3, the percentage limits stated therein apply to 75% of each Fund's total assets.



The Money Market Fund may not:

1. Purchase any security (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) of any issuer if as a result more than 5% of its total assets would be invested in securities of the issuer;

2. Purchase securities on margin, except that it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities;

3. Borrow money, except that the Fund may borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Fund's net assets; provided that while borrowings from banks exceed 5% of the Fund's net assets, any such borrowings will be repaid before additional investments are made;

4. Pledge more than 15% of its net assets to secure indebtedness; the purchase or sale of securities on a "when issued" basis is not deemed to be a pledge of assets;

5. Issue senior securities; the purchase or sale of securities on a "when issued" basis is not deemed to be the issuance of a senior security;

6. Make loans, except that the Fund may purchase or hold debt securities consistent with its investment objective, lend portfolio securities valued at not more than 15% of its total assets to brokers, dealers, and financial institutions and enter into repurchase agreements;

7. Purchase any security of any issuer if as a result more than 25% of its total assets would be invested in a single industry; there is no restriction with respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

8. Invest more than 15% of its total assets in repurchase agreements maturing in more than seven days;

9. Invest more than 5% of its total assets in securities of any company having a record, together with its predecessors, of less than three years of continuous operation;

10. Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;

11. Underwrite securities of other issuers, except that the Fund may purchase securities from the issuer or others and dispose of such securities in a manner consistent with its investment objective:

12. Purchase or sell commodities or commodity contracts, except to the extent disclosed in the current prospectus of the Fund; and

13. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction.

With respect to Investment Restriction (8), the Fund will limit its investments in repurchase agreements maturing in more than seven days to no more than 10% of its total assets.


The above limitations cannot be changed for a Fund unless authorized by the Board and by the "vote of a majority of its outstanding voting securities" of that Fund, as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

The Large Company Fund, the Balanced Fund and the Small Company Fund may not:

1. Purchase or otherwise acquire any securities, if as a result, more than 15% of its net assets would be invested in securities that are illiquid;

2. Engage in any short sales, except to the extent disclosed in the current prospectus of the Fund;

3. Purchase participation or direct interests in oil, gas, or other mineral exploration or development programs (although investments by such Funds in marketable securities of companies engaged in such activities are not prohibited by this restriction);

4. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act or pursuant to any exemptions therefrom; and

5. Mortgage or hypothecate the Fund's assets in excess of one third of the Fund's total assets.

If a percentage limit is satisfied at the time of investment or borrowing, a later increase or decrease resulting from a change in asset value is not a violation of the limit.


WHAT DO SHARES COST?

Each Fund's net asset value ("NAV") per Share, other than the Money Market Fund, fluctuates and is based on the market value of all securities and other assets of that Fund. The Money Market Fund attempts to stabilize the value of a Share at $1.00. The NAV for each class of Shares, other than the Money Market Fund, may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


REDUCING OR eliminating THE FRONT-END SALES CHARGE
You can reduce or eliminate the applicable front-end sales charge, as follows:


Quantity Discounts
Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.


Accumulated Purchases
If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.


Concurrent Purchases
You can combine concurrent purchases of the same share class of two Funds (except the Money Market Fund) in calculating the applicable sales charge.


Letter of Intent
You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Funds' custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the purchases described in the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.


Reinvestment Privilege
You may reinvest, within 30 days, your Share redemption proceeds at the next calculated NAV without any sales charge. This sales charge elimination is offered because a sales charge was previously assessed.


Purchases by Affiliates of the Funds
The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

o the Trustees, active or retired employees and sales representatives of the Trust, the Adviser, the Distributor and their affiliates;

o any associated person of an investment dealer who has a sales agreement with the Distributor; and

o     trusts, pension or profit-sharing plans for these individuals.


REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE
These reductions or eliminations are offered because: no sales commissions have been advanced to the selling financial intermediary; the shareholder has already paid a Contingent Deferred Sales Charge ("CDSC"); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Funds' transfer agent, no CDSC will be imposed on redemptions:

o     following the death or post-purchase disability, as defined in
  Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

o representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

o which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;

o of Shares that represent a reinvestment within 30 days of a previous redemption;

o of Shares held by the Trustees, employees, and sales representatives of the Trust, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and

o of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities.


HOW ARE THE FUNDS SOLD?


Under the Distributor's Contract with the Trust, Edgewood Services, Inc., the Trust's principal underwriter ("Distributor") offers Shares on a continuous, best-efforts basis. The Distributor will enter into separate written agreements with various firms, including affiliates of the Trust's Adviser, to provide certain services principally intended to result in the sale and servicing of Fund Shares.


RULE 12B-1 PLANs
The Rule 12b-1 Plans are designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds' Investor A Shares may compensate the Distributor more or less than its actual marketing expenses. In no event will the Funds pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The Funds' Investor B Shares reimburse the Distributor only for those payments made to investment professionals up to the maximum Rule 12b-1 Plan fee. In no event will the Funds pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


Front-End Sales Charge Reallowances
The Distributor receives a front-end sales charge on certain Investor A Share sales (not on Investor A Shares of the Money Market Fund). The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.


SUPPLEMENTAL PAYMENTS
Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or the transfer agent (these fees do not come out of Fund assets). The Distributor may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell, the value of client assets invested, and/or the type and nature of sales or marketing support furnished by the investment professional.

Provident Securities & Investment Company ("PSI"), an affiliate of Provident, will pay additional consideration to dealers not to exceed 4.0% of the offering price per Share on all sales of Investor B Shares as an expense of PSI for which PSI will be reimbursed by the Distributor under the Investor B 12b-1 Plan or upon receipt of a CDSC. Any additional consideration or incentive program may be terminated at any time by the Distributor.



UNDERWRITING COMMISSIONS
The following chart reflects the total front-end sales charges and contingent deferred sales charges paid in connection with the sale of Class A and Class B Shares of each Fund and the amount retained by the Distributor for the last three fiscal years ended December 31:

                          2003                     2002                      2001
                 Total           Amount       Total      Amount        Total       Amount
                 Sales          Retained      Sales      Retained      Sales       Retained
                 Charges                     Charges                  Charges

Large            $29,089.22     $ 496.19   $19,988.05     $309.31   $54,550.57    $1,643.75
Company Fund
Balanced Fund    $16,740.33      $168.51   $10,512.81     $305.24   $24,419.27      $708.19
Small             $4,293.20      $274.90   $ 2,588.40     $119.78    $5,462.92      $364.49
Company Fund
Select Value     $17,033.96      $646.48   $15,568.57     $211.35    $8,744.81      $544.03
Fund
Government       $46,164.86    $1,378.30  $107,524.80     $434.45   $16,151.23      $997.68
Fund

REDEMPTION IN KIND
----------------------------------------------------------------------------

Although each Fund intends to pay Share redemptions in cash, each reserves the right, as described below, to pay the redemption proceeds in whole or in part by a distribution of such Fund's portfolio securities.

Because each Fund has elected to be governed by Rule 18f-1 under the 1940 Act, each Fund is obligated to pay Share redemptions to any one shareholder of record in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Trust's Board determines that payment should be in kind. In such a case, each Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as each Fund determines the value of portfolio securities when calculating its NAV. The portfolio securities will be selected in a manner that the Trust's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


Board of Trustees And Trust Officers
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Trust. Where required, the tables separately list Board members who are "interested persons" of the Trust (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). The Trust consists of six investment company portfolios.

Each Board member oversees all portfolios in the Trust and serves for an indefinite term. Unless otherwise noted, each Officer is elected annually.



Interested Trustees background - term of office: indefinite

----------------  -------------------------------------------------------------
      Name
      Age                                                    ------------------
    Address
 Positions Held
   with Trust       Principal Occupation(s) for Past Five    Total Compensation
 Length of Time       Years and Other Directorships Held      from the Trust
     Served                                                (past calendar year)

William N.        Principal Occupation: Owner, Bohlender            $ 13,000
Stratman*         Engraving Co. (engraving and printing
Age: 61           company); President and Co-owner, Marno
5800 Corporate    Corporation (holding corporation for
Drive             Mariner's Inn West Property); Vice
Pittsburgh, PA    President and Co-owner of Mariners Inn
15237-7010        Banquet Halls.
Trustee
Began serving:    Other Directorships Held: None
May 1998

* Mr. Stratman is an Interested Trustee by virtue of owning 40,000 Shares of Provident Financial Group, Inc.
----------------------------------------------------------------------------



Independent trustees background - term of office: indefinite

-------------------------------------------------------------------------------
      Name
       Age
     Address                                                 Total Compensation
 Positions Held                                                 from the Trust
   with Trust       Principal Occupation(s) for Past Five
 Length of Time      Years and Other Directorships Held     (past calendar year)
     Served

 J. Virgil          Principal Occupation: President, Early &           $15,000
 Early, Jr.         Associates (business consulting); Vice
 Age: 66            President of Synovus Trust Company.
 5800 Corporate
 Drive              Other Directorships Held: None
 Pittsburgh, PA
 15237-7010
 Trustee
 Began serving:
 October 1992

 William M.         Principal Occupation: Senior Vice                 $ 15,000
 Higgins            President of Sena Weller Rohs Williams,
 Age: 59            Inc. (investment advisory services).
 5800 Corporate
 Drive              Other Directorships Held: None
 ----------------
 Pittsburgh, PA
 15237-7010
 Trustee
 Began serving:
 October 1992

  Harvey M.          Principal Occupation:  Professor, Case          $ 14,000
 Salkin, Ph.D        Western Reserve University; President of
 Age: 58             Marshall Plan Advisers, Inc. (investment
 10900 Euclid        advisory services).
 Avenue
------------------   Other Directorships Held: None
 Cleveland, OH
 44106-7001
 Trustee
 Began serving:
 January 1996

 Donald C.          Principal Occupation: President, Shor            $ 16,000
 Siekmann           Foundation for Epilepsy Research
 Age: 65            (charitable foundation); Executive,
 5800 Corporate     DuroBag Manufacturing, Co., (manufacturer
 Drive              of paper bags); Retired: former partner of
 Pittsburgh, PA     Arthur Andersen (independent public
 15237-7010         accountants).
 Trustee
 Began serving:     Other Directorships Held: None
 February 1998




Officers**
Name
Age
Address
Positions Held with
Trust
--------------------
   Length of Time          Principal Occupation(s) for Past Five Years and
       Served                            Previous Position(s)
J. Donald Raines***     Principal Occupation:  Senior Vice President,
--------------------    Managing Director, Chief Investment Officer of the
Age: 51                 Adviser
One East Fourth
Street                  Previous Positions: Senior Vice President, Senior
Cincinnati, OH 45202    Strategist, Portfolio Manager of the Adviser;
Interim President
Began Serving:
August 2003

George M. Polatas       Principal Occupation: Assistant Vice
Age: 41                 President/Business Manager, Federated Services
1001 Liberty Avenue     Company; Vice President and Assistant Treasurer of
--------------------    various Funds distributed by Edgewood Services, Inc.
Pittsburgh, PA
15222-3779
Vice President
Began Serving:
February 1999

C. John Ollier          Principal Occupation: Vice President, Mutual Fund
Age: 65                 Services, The Provident Bank.
--------------------
5800 Corporate Drive
Pittsburgh, PA
15237-7010
Treasurer
Began Serving:
November 2001

Timothy S. Johnson      Principal Occupation: Counsel, Reed Smith LLP;
Age: 42                 Secretary, Hibernia Funds; Vice President and
435 Sixth Avenue        Corporate Counsel, Federated Services Company
--------------------    (1996-2002); Secretary, Edgewood Services, Inc.
Pittsburgh, PA          (1999-2002); Assistant Secretary, Federated
15219-1886              Securities Corp. (1999-2002); Secretary, Federated
Secretary               Shareholder Services Company (1999-2002); Secretary,
Began Serving:          Retirement Plan Services Company of America
February 1999           (1998-2002); Secretary, FTI Funds (1999-2001);
                        Assistant Secretary, Great Plains Funds (1997-2001);
                        Assistant Secretary, Wachovia Funds and Wachovia
                        Municipal Funds (1998-2001); Assistant Secretary,
                        Independence One Funds (1998-2001).

** Officers do not receive compensation from the Trust
----------------------------------------------------------------------------
*** J. Donald Raines is the Chief Investment Officer of the Adviser and Interim President of the Funds.


COMMITTEES of the board
                                                                    Meetings
                                                                      Held
Board         Committee             Committee Functions            -----------
Committee      Members                                             During Last
                                                                   Fiscal Year
Audit      J. Virgil        The purpose of the Audit Committee
           Early            is to oversee the Trust's              Two
           William M.       accounting and financial reporting
           Higgins          policies and practices, its
           Donald C.        internal controls and, as
           Siekmann         appropriate, the internal controls
                            of certain of its service
                            providers; oversee the quality and
                            objectivity of the Trust's
                            financial statements and the
                            independent audit thereof;
                            ascertain the independence of the
                            Trust's independent auditors; and
                            act as a liaison between the
                            Trust's independent auditors and
                            the full Board of Trustees.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Nominating J. Virgil        The Nominating Committee is                   None
           Early            responsible for the selection  and
           ---------------  nomination of candidates for
           William M.       appointment or election to serve as
           Higgins          Trustees who are not "interested
           Donald C.        persons" of the Trust or its
           Siekmann         Adviser or Distributor (as defined
                            by the 1940 Act).

-------------------------------------------------------------------------------

Currently, the Funds do not have a policy with respect to Trustee candidates recommended by shareholders.



Board ownership of shares in the funds and in the PROVIDENT riverfront funds family of Investment companies AS OF dECEMBER 31, 2003

Interested                          Dollar Range of     Dollar Range of
Board Member                        Shares Owned        Shares Owned
Name                Funds           in Funds            in Provident

William N.          Select Value    $10,001-$50,000     Over $100,000
Stratman            Fund

Independent
Board Member
Name
J. Virgil           None            None                  None
Early, Jr.

William M.          Large Company   $1-$10,000            None
Higgins             Fund
                    Money Market    $1-$10,000            None
                    Fund

Harvey M. Salkin    Money Market    $1-$10,000            None
                    Fund

Donald C.           Large Company   $1-$10,000            None
Siekmann            Fund
                    Small Company   $1-$10,000             None
                    Fund


----------------------------------------------------------------------------


INVESTMENT ADVISER
The Trust's Adviser is Provident Investment Advisors, Inc. The Board governs the Trust and the Funds. The Board selects and oversees the Adviser. The Adviser is a subsidiary of The Provident Bank. The Adviser, subject to the supervision of the Board, conducts investment research and makes investment decisions for the Funds, including buying and selling portfolio securities.



For its services under an investment advisory contract, the Adviser receives an advisory fee from each Fund, which is paid monthly, on an annual basis in accordance with the following schedule:


Fund Name           Percentage of Net  Fund Name          Percentage of
                    Assets                                Net Assets
--------------------------------------------------------------------------
--------------------------------------------------------------------------

Large Company Fund  0.80%              Select Value Fund  0.95%
--------------------------------------------------------------------------
--------------------------------------------------------------------------

Balanced Fund       0.90%              Government Fund    0.40%
--------------------------------------------------------------------------
--------------------------------------------------------------------------

Small Company Fund  0.80%              Money Market Fund  0.15%
--------------------------------------------------------------------------

The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Funds for certain operating expenses.
----------------------------------------------------------------------------



The Adviser shall not be liable to the Trust, any Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Trust's Board has reviewed the Trust's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: each Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Provident organization in addition to investment advisory services; and each Fund's relationship to other funds in The Provident Riverfront Fund family.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of a Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in a Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds.

The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Funds by other entities in the Provident organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as each Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; the Adviser's profitability; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Trust's Board is aware of these factors and takes them into account in its review of the Trust's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Funds and working with Provident on matters relating to the Funds, and is assisted in its deliberations by the advice of counsel. In this regard, the Board requests and receives a significant amount of information about the Funds and the Provident organization. Provident provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel and processes; the Funds' short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; a Fund's expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading a Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Funds by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or Provident are responding to them.

The Board also receives financial information about Provident, including reports on the compensation and benefits Provident derives from its relationships with the Funds. These reports cover not only the fees under the advisory contract, but also fees received for providing other services to the Funds under separate contracts (e.g., for serving as the Funds' custodian, transfer agent and portfolio accountant). The reports also discuss any indirect benefit Provident may derive from its receipt of research services from brokers who execute Fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Fund to The Provident Riverfront family of Funds, the Board does not approach consideration of every Fund's advisory contract as if that were the only Fund offered by Provident.


CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING
As required by Securities and Exchange Commission ("SEC") rules, the Trust, the Adviser, and the Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, the Trust's Trustees, and certain other employees. Although the Codes of Ethics permit these people to trade in securities, including those that a Fund could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Funds' portfolio. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.


Proxy Voting Policies
The Adviser has determined that it is in the best interests of its clients to vote its client's shares so as to promote the alignment of the interests of corporate management with the interest of its shareholders, to improve the accountability of corporate management to its shareholders, to reward good performance by management, and to approve proposals that the Adviser believes will result in financial rewards for its clients.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally, the Adviser will vote for
(i) confidential voting by shareholders, and (ii) shareholder proposals that ask a company to submit its poison pill for shareholder ratification. The Adviser will determine on a case-by-case basis (i) shareholder proposals to redeem a company's poison pill, (ii) management proposals to ratify a poison pill, and (iii) proposals to ratify changing a company's state of incorporation, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparisons of the governance provisions, and a comparison of the jurisdictional laws. When the economic factors of a change in the state of incorporation outweigh any neutral or negative governance changes the Adviser will generally vote for reincorporating.

On matters of capital structure, generally, the Adviser will vote for: (i) management proposals to reduce the par value of common stock, (ii) proposals to create a new class of nonvoting or subvoting common stock if it is intended for financing purposes with minimal or no dilution to current shareholders and it is not designed to preserve the voting power of an insider or significant shareholder, (iii) proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. The Adviser will vote against: (i) proposals to create a new class of common stock with superior voting rights, (ii) proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan, (iii) proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights. The Adviser will determine on a case-by-case basis: (i) votes on proposals to increase the number of shares of common stock authorized for issuance, and (ii) shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, the Adviser will consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

On matters relating to management compensation, the Adviser will review votes on a case-by-case basis. The Adviser will utilize Institutional Shareholder Services' ("ISS") methodology for reviewing compensation plans, which primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Every award will be valued and analyses on the estimated dollar cost for the proposed plan will be made. Once the estimated cost of a plan is determined it will be compared to a company-specific dilution cap. The Adviser will determine on a case-by-case basis, votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock. The Adviser will vote for plans which provide a dollar-for-dollar cash for stock exchange, and will review on a case-by-case basis plans which do not provide a dollar-for-dollar cash for stock exchange.

On matters relating to corporate transactions, generally, the Adviser will determine on a case-by-case basis: (i) proposals regarding the conversion of securities, (ii) proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, (iii) votes on liquidations, and (iv) votes on mergers and acquisitions. Voting for director nominees in a contested election will be evaluated on a case-by-case basis, considering (a) the long-term financial performance of the target company relative to its industry, (b) management's tract record, (c) background to the proxy contest, (d) qualifications of director nominees, (e) evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and (f) stock ownership positions.

The Adviser, generally, will vote for: (i) proposals to allow or make easier shareholder action by written consent, (ii) proposals that remove restrictions on the right of shareholders to act independently of management, and (iii) proposals to lower supermajority vote requirements. The Adviser, generally, will vote against: (i) proposals to restrict or prohibit shareholder ability to take action by written consent, (ii) proposals to restrict or prohibit shareholder ability to call special meetings, and (iii) proposals to require a supermajority shareholder vote. Votes on advance notice proposals are determined on a case-by-case basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.


Proxy Voting Procedures
The Adviser has elected to rely on proxy voting recommendations made by ISS in order to ensure consistent and efficient voting of its clients' proxies. The Adviser retains the right to override any voting policy stated in its policies, when it believes that a vote contrary to a policy would be in the best interest of Adviser's clients. Any vote contrary to ISS recommendations and stated policy must be approved by the Adviser's Chief Investment Officer or designated alternate. Proxies which require case-by-case consideration must be approved by the Adviser's Chief Investment Officer or designated alternate.


Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. To the extent that the interests of the Adviser conflict with the interest of the clients, the Adviser will always vote its client's shares in the interest of its clients; for that reason, the Adviser will vote its proxies in accordance with its Proxy Voting Policy without regard to its own actual or perceived interests.


Administrator
Federated Services Company, a subsidiary of Federated Investors, Inc., subject to the supervision of the Board, provides all management and administrative services reasonably necessary for the operations of the Trust and each Fund, other than those provided by other service providers, for a fee at an annual rate of 0.17% of the average aggregate daily net assets of each Fund.

The functions performed by Federated Services Company as administrator include, but are not limited to the following:

o preparation, filing and maintenance of the Trust's governing documents, minutes of Board meetings and shareholder meetings;

o preparation of and filing with the SEC and state regulatory authorities the Trust's registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their Shares;

o preparation, negotiation and administration of contracts on behalf of the Trust;

o     supervision of the preparation of financial reports;

o     preparation and filing of federal and state tax returns;

o     assistance with the design, development and operation of a Fund; and

o     providing advice to the Funds and Trust's Trustees.


CUSTODIAN and fund accountant
The Provident Bank is the Trust's custodian and fund accountant. Pursuant to its agreement with the Trust, it is responsible for maintaining the books and records of each Fund's securities and cash and maintaining each Fund's accounting and portfolio transaction records.


Transfer Agent and Dividend Disbursing Agent
The Provident Bank is the Trust's transfer and dividend disbursing agent. The Provident Bank maintains all necessary shareholder records. The Provident Bank is entitled to receive fees based on the size, type and number of accounts and transactions made by shareholders of each Fund.


Independent Auditors
The independent auditor for the Funds, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Funds' financial statements and financial highlights are free of material misstatement.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Funds. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trust's Board.

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among a Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.


Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or its affiliates in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. Some of the factors the Adviser evaluates in selecting a broker to perform research services are: value of research provided as well as execution capability, commission rate, financial responsibility, and responsiveness to the Adviser. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal year ended December 31, 2003, the Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $78,068,047.61 for which the Trust paid $165,219 in brokerage commissions.




Fees Paid by the Funds for Services

------------------------------------------------------------------------------------------------
     Fund
                    Advisory Fee Paid       Brokerage Commissions    Administration Fee Paid
                                                    Paid*

                   Advisory Fee Waived


------------------------------------------------------------------------------------------------
                --------------------------------------------------------------------------------

                For the fiscal year ended    For the fiscal year    For the fiscal year ended
                       December 31,                 ended                  December 31,
                                                December 31,
                --------------------------------------------------------------------------------

                  2003      2002    2001    2003     2002     2001     2003     2002      2001
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                $217,269 $324,325 $550,579 $109,095 $101,377 $147,781 $46,169   $68,919  $116,997
 Large Company
     Fund              $0       $0      $0
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                 $130,260 $152,741 $223,159 $25,742 $50,027 $41,732   $24,605  $28,851   $42,152
 Balanced Fund
                  $14,473  $16,970 $24,794
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                  $61,209  $66,140 $108,637 $40,540 $23,027 $13,771  $13,007   $14,055   $23,085
 Small Company
     Fund              $0       $0      $0
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                 $165,537 $187,165 $285,310 $43,792 $109,960 $42,098  $29,622   $33,493   $51,055
 Select Value
     Fund         $18,334  $19,700 $30,031
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                 $192,303 $192,502 $189,603    $0       $0      $0    $81,728   $81,813   $80,581
Government Fund
                       $0       $0      $0
------------------------------------------------------------------------------------------------
 Money Market    $331,987 $334,977 $296,607    $0       $0      $0    $376,252  $371,477  $333,505
     Fund
                   $8,708       $0      $0
------------------------------------------------------------------------------------------------


    *The brokerage commissions paid by the Large Company Fund, Balanced Fund, Select Value Fund and Small Company Fund differed materially from the amount paid during the most recent fiscal year due to the previous discussed changes in portfolio turnover.




-------------------------------------------------------------
     Fund
                 Custodian Fee Paid    Fund Accountant Fee
                                               Paid

                ---------------------------------------------
                ---------------------------------------------

                 For the fiscal year   For the fiscal year
                        ended                 ended
                    December 31,           December 31,
                ---------------------------------------------

                 2003    2002    2001     2003    2002    2001
-------------------------------------------------------------
-------------------------------------------------------------
                $40,738 $60,811 $103,234 $1,684   $2,798 $2,195
 Large Company
     Fund
-------------------------------------------------------------
-------------------------------------------------------------
                $21,710 $25,458 $37,193 $3,053   $3,186 $3,531
 Balanced Fund
-------------------------------------------------------------
-------------------------------------------------------------
                $11,477 $12,401 $20,369 $3,575   $4,620 $1,724
 Small Company
     Fund
-------------------------------------------------------------
-------------------------------------------------------------
                $26,138 $29,553 $45,049 $3,341   $3,186 $1,977
 Select Value
     Fund
-------------------------------------------------------------
-------------------------------------------------------------
                $48,075 $48,125 $47,400 $3,492  $10,290 $3,948
Government Fund
-------------------------------------------------------------
 Money Market   $110,22 $113,99 $99,627 $1,331     $729   $607
     Fund
-------------------------------------------------------------






------------------------------------------

12b-1 Fees For the fiscal year ended


December 31, 2003
------------------------------------------
                   -----------------------
Funds
                   Investor A  Investor
                     Shares     B Shares
------------------------------------------
------------------------------------------

Large Company Fund     $43,827    $96,278
------------------------------------------
------------------------------------------

Balanced Fund          $21,251    $59,730
------------------------------------------
------------------------------------------

Small Company Fund     $17,717     $5,643
------------------------------------------
------------------------------------------

Select Value Fund      $35,350    $32,850
------------------------------------------
------------------------------------------

Government Fund       $108,532    $46,629
------------------------------------------
------------------------------------------
Money Market Fund
                      $444,560        N/A
------------------------------------------


Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing ("Rule 12b-1") fees and shareholder services fees, which are borne only by the applicable class of Shares.








HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality, average portfolio maturity, type and value of portfolio securities, changes in interest rates, changes or differences in a Fund's or any class of Shares' expenses, and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/ or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year or Start of Performance periods ended December 31, 2003.

Yield and Effective Yield are given for the 30-day period ended December
31, 2003.

                         1 Year     5 Years       10 Years
-----------------

Large Company
Fund
Investor A
Shares:
Total Return
Before Taxes             16.16%     (7.89)%       7.16%
After Taxes on           16.16%     (8.58)%       5.76%
Distributions
After Taxes on           10.51%      (5.85)%      5.74%
Distributions
and Sale of
Shares
Yield                      0.00%    N/A           N/A
--------------------------------------------------------------------------------
                         1 Year     5 Years       Start of
-----------------                                 Performance on
                                                  January 2, 1997


Large Company
Fund
Investor B
Shares:
Total Return
Before Taxes             16.67%     (8.07)%       2.27%
After Taxes on           16.67%     (8.80)%       0.34%
Distributions            10.83%     (5.95)%        .50%
After Taxes on
Distributions
and Sale of
Shares
Yield                     0.00%     (N/A)           (N/A)


                         1  Year     5 Years        Start of
                                                   Performance on
                                                   September 1, 1994


Balanced Fund
Investor A
Shares:
Total Return
Before Taxes             11.13%     (1.79)%       5.81%
After Taxes on           11.11%     (3.00)%       3.59%
Distributions
After Taxes on            7.24%     (1.98)%       3.78%
Distributions
and Sale of
Shares
Yield                    0.04%      N/A           N/A


----------------------------------------------------------------------------

                        1 Year     5  Years     Start of
-----------------                              Performance on
Balanced Fund                                  January 17, 1995
Investor B
Shares:
Total Return
Before Taxes           11.44%      (1.98)%     5.97%
After Taxes on         11.44%      (2.94)%     4.05%
Distributions
After Taxes on          7.43%      (1.99)%     4.14%
Distributions
and Sale of
Shares
Yield                   0.00%      N/A         N/A

                       1  Year     5  Years     10 Years
-----------------

Small Company
Fund
Investor A
Shares:
Total Return
Before Taxes           38.46%      (7.08)%      0.15%
After Taxes on         38.46%      (7.96)%     (2.24)%
Distributions
After Taxes on         25.00%      (6.00)%     (0.95)%
Distributions
and Sale of
Shares
Yield                    0.00%     N/A         N/A

                       1  Year      5 Years     Start of
-----------------                               Performance on
                                                October 1, 1995

Small Company
Fund
Investor B
Shares:
Total Return
Before Taxes           39.69%      (7.21)%     (1.75)%
After Taxes on         39.69%      (8.10)%     (4.19)%
Distributions
After Taxes on         25.80%      (6.10)%     (2.48)%
Distributions
and Sale of
Shares
Yield                    0.00%     N/A         N/A

                       1  Year     5  Years     10 Years
-----------------

Select Value Fund
Investor A
Shares :
Total Return
Before Taxes           20.62%      (5.17)%     5.13%
After Taxes on         20.58%      (5.20)%     2.04%
Distributions
After Taxes on         13.41%      (4.33)%     2.56%
Distributions
and Sale of
Shares
Yield                    0.02%     N/A         N/A

                       1  Year     5  Years     Start of
-----------------                               Performance on
                                                January 17, 1995

Select Value Fund
Investor B
Shares:
Total Return
Before Taxes           21.49%      (5.39)%     5.10%
After Taxes on         21.49%      (5.39)%     2.34%
Distributions
After Taxes on         13.97%      (4.50)%     2.79%
Distributions
and Sale of
Shares
Yield                    0.00%     N/A         N/A


----------------------------------------------------------------------------

Government Fund        1 Year      5 Years     10 Years
Investor A Shares
Total Return
Before Taxes           (2.33)%     4.38%       4.78%
After Taxes on         (3.57)%     2.35%       2.61%
Distributions
After Taxes on         (1.44)%     2.48%       2.69%
Distributions
and Sale of
Shares
Yield                    3.27%     N/A         N/A

                       1 Year      5 Years     Start of
-----------------                              Performance on
                                               January 17, 1995


Government Fund
Investor B
Shares:
Total Return
Before Taxes           (2.30)%     4.22%       5.60%
After Taxes on         (3.12)%     2.74%       3.96%
Distributions
After Taxes on         (1.42)%     2.69%        3.79%
Distributions
and Sale of
Shares
Yield                    2.12%     N/A         N/A

                        7-Day      1  Year    5 Years        10 Years
-----------------       Yield

Money Market Fund
Investor A Shares
Total Return           N/A         0.43%    3.07%           3.95%
Yield                  0.36%       N/A      N/A             N/A
Effective Yield        0.36%       N/A      N/A             N/A

----------------------------------------------------------------------------


Total Return
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for a Fund's Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.



Yield and Effective Yield
The yield of Shares of the Money Market Fund is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The Fund's effective yield is computed by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result.

The yield for the other Funds' Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals charge fees in connection with services provided in conjunction with an investment in a Fund's shares, the Fund's share performance is lower for shareholders paying those fees.


Performance Comparisons
Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using a Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio managers' views on how such developments could impact a Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which a Fund use in advertising may include:


Financial publications.
The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune and Money magazines, among others--provide performance statistics over specified time periods.


Morningstar, Inc.
Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specified period of time.


Moody's Investors Service
A company that analyzes and rates securities, and provides a variety of other investment information to investors.


Fitch Ratings
A corporate bond rating service that allows investors to judge investment risks.


Standard & Poors
An investment service that rates securities.


Standard & Poor's Daily Stock Price Index of 500 Common Stocks ("S&P
500").
Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.


S&P 500/Barra Growth Index
An unmanaged capitalization-weighted index of stocks in the S&P 500 having the highest price-to-book ratios, The index consists of approximately half of the S&P 500 on a market capitalization basis.


S&P 500/Barra Value Index
A market capitalization-weighted index of stocks in the S&P 500 having the lowest price-to-book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.


S&P 600 Small Cap Index
The S&P Small Cap 600 Index is an unmanaged capitalization-weighted index representing all major industries in the mid-range of the U.S. stock market.


S&P 600 Small Cap/Barra Growth Index
A market-capitalization index of the stocks in the S&P 600 Small Cap Index having the highest price-to-book ratios. The index consists of approximately half of the S&P 600 on a market capitalization basis.


Russell 1000 Growth Index
Measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.


Russell 1000 Index
Measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.


Russell 1000 Value Index
Measures the performance of the 1000 largest of the 3000 largest
U.S.-domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.


Regulatory Compliance
The Money Market Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


ACCOUNT INFORMATION AND PRICING OF SHARES


Determining Market Value Of Securities
Market values of a Fund's portfolio securities (except the Money Market
Fund) are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the OTC), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The Board has decided that the best method for determining the value of the Money Market's portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Money Market Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.


Trading in Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.





SHARES

The Trust presently offers Shares of beneficial interest, without par value, of the following series and classes:


    Series                            Classes

    Large Company Fund                Investor A Shares;  Investor
                                      B Shares

    Balanced Fund                     Investor A Shares;  Investor
                                      B Shares

    Small Company Fune                Investor A Shares;  Investor
                                      B Shares

    Select Value Fund                 Investor A Shares;  Investor
                                      B Shares

    Government Fund                   Investor A Shares;  Investor
                                      B Shares

    Money Market Fund                 Investor      A      Shares;
                                      Institutional Shares

Shareholders have an interest only in the assets of the series whose Shares are owned. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of a series, shares of the same class will share pro rata in the distribution of the net assets of such series with all other shares of that class. When issued and paid for, all shares are fully paid and nonassessable by the Trust. Dividends and other distributions on Shares of a particular series are paid with such frequency as the Trustees may determine to holders of the Shares of that series. Shares may be purchased, redeemed, exchanged or converted as described in this SAI and in the prospectus but will have no other preference, conversion, exchange, cumulative or preemptive rights. The Declaration of Trust provides that all persons extending credit to, contracting with or having any claim against the Trust shall look only to the assets of the Trust for payment under such credit, contract or claim; and that neither the shareholders nor the Trustees, nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Shareholders of each class of Shares have one vote for each dollar of value attributable thereto and a proportionate fractional vote for any fraction of a dollar invested of such value. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to amend the Declaration of Trust, the investment advisory contract, fundamental investment objectives, investment policies and investment restrictions, to elect and remove Trustees, to reorganize the Trust or any series or class thereof and to act upon certain other business matters. In regard to termination, sale of assets, the change of investment objectives, policies and restrictions or the approval of an investment advisory contract, the right to vote is limited to the holders of Shares of the particular series affected by the proposal. The Declaration of Trust requires the Trustees to call a meeting of shareholders upon the written request of at least 20% of all votes attributable to the outstanding Shares of this Trust or, as applicable, any one or more series or classes entitled to vote.

To the extent that such a meeting is not required, the Trust presently does not intend to have an annual or special meeting of shareholders. The Trust has represented to the SEC that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon the written request therefore from shareholders holding not less than 10% of the outstanding votes of the Trust and the Trust will assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding Shares of the Trust), by majority vote, has the power to remove one or more Trustees.




As of February 2, 2004, the Trust's Board and Officers as a group owned less than 1% of each Fund's outstanding Shares.

As of February 2, 2004, the following shareholders of record owned 5% or more of a Fund's outstanding Shares:

Fiserv owned approximately 358,980 Shares (17.53%) of the Large Company Fund's Investor A Shares; 376,006 Shares (31.26%) of the Balanced Fund's Investor A Shares; 123,257 Shares (5.50%) of the Small Company Fund's Investor A Shares; and 33,086,619 Shares (21.27%) of the Money Market Fund's Investor A Shares.

Provident Bank Trust Department owned approximately 962,159 Shares (46.98%) of the Large Company Fund's Investor A Shares; 224,409 Shares (18.66%) of the Balanced Fund's Investor A Shares; 711,979 Shares (31.78%) of the Small Company Fund's Investor A Shares; 827,725 Shares (18.73%) of the Government Fund's Investor A Shares; and 81,640,707 Shares (52.47%) of the Money Market Fund's Investor A Shares.

Shareholders owning more than 25% of outstanding Shares of a Fund may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


HOW ARE THE FUNDS TAXED?


Federal Income Tax
The Funds intend to meet requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies. If these requirements are not met, they will not receive special tax treatment and will pay federal corporate income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other Funds will be separate from those realized by a Fund.


Foreign Investments
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies ("PFIC"), and the Fund may be subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


FINANCIAL INFORMATION
The Financial Statements for the fiscal year ended December 31, 2003, are incorporated herein by reference to the Funds' Annual Report to Shareholders dated December 31, 2003.


APPENDIX

Standard and Poor's Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


Moody's Investors Service Long-Term Bond Rating Definitions
AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Fitch Ratings Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.


Moody's Investors Service Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o     Leading market positions in well-established industries;

o     High rates of return on funds employed;

o Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard and Poor's Commercial Paper Ratings
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Fitch ratings Commercial Paper Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.





ADDRESSES

The Provident Riverfront Funds    5800 Corporate Drive
                                  Pittsburgh, PA 15237-7010

----------------------------------------------------------------------------
Distributor
Edgewood Services, Inc.           5800 Corporate Drive
                                  Pittsburgh, PA 15237-7002

----------------------------------------------------------------------------

Investment Adviser
Provident Investment Advisors, Inc. One East Fourth Street
                                    Cincinnati, OH 45202

Custodian
The Provident Bank                  One East Fourth Street
                                    Cincinnati, OH 45202

Transfer Agent and Dividend Disbursing Agent
The Provident Bank                  One East Fourth Street
                                    Cincinnati, OH 45202

Independent Auditors
Deloitte & Touche LLP               180 N. Stetson Avenue
                                    Chicago, IL 60601

----------------------------------------------------------------------------

Cusips:                      744037300
      744037409
      744037102
      744037201
      744037706
      744037805
      744037508
      744037607
      744037888
      744037870
      744037862


(G02567-02) (4/04)


                      THE pROVIDENT RiVERFRONT FUNDS
                     (formerly the riverfront funds)

                   Statement of Additional Information

               February 29, 2004 (revised, april 16, 2004)


   the riverfront u.s. government securities money market fund ("Fund")
                           institutional shares



This Statement of Additional Information ("SAI") is not a prospectus. Read this SAI in conjunction with the prospectus for the Fund, dated February 29, 2004. This SAI incorporates by reference the Fund's Annual Report. You may obtain the prospectus or the Annual Report without charge by calling 1-800-424-2295.






CONTENTS
==========================================================================


How is the Fund Organized?............................................2


Securities in Which the Fund Invests..................................2


Investment Risks......................................................4


Investment Limitations................................................4


What Do Shares Cost? .................................................5


How is the Fund Sold?.................................................5


Redemption in Kind....................................................5


Who Manages and Provides Services to the Fund?........................6


How Does the Fund Measure Performance?................................13


Account Information and Pricing of Shares.............................15


How is the Fund Taxed?................................................15


Financial  Information................................................15


Addresses.............................................................16



HOW IS THE FUND ORGANIZED?

The Provident Riverfront Funds, an Ohio business trust ("Trust"), is an open-end, management investment company that was originally established under the laws of the State of Maryland on March 27, 1990. As of September 30, 1995, pursuant to an Agreement and Plan of Reorganization and Liquidation with MIM Mutual Funds, Inc. ("MIM"), the Fund acquired all of the assets and liabilities of the MIM Money Market Fund (the "Reorganization"). In exchange for such assets and liabilities, the Fund issued a number of its shares equal in value to the net assets of the MIM Money Market Fund acquired in the Reorganization.

On December 29, 1998, The Riverfront Funds, Inc., a Maryland corporation, changed its form of organization by completing a reorganization with The Riverfront Funds, an Ohio business trust, organized on October 6, 1996 for such a purpose. On February 8, 2004, the Trust changed its name from The Riverfront Funds to The Provident Riverfront Funds.

The Fund is a diversified portfolio of the Trust. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Board of Trustees ("Board") has established two classes of shares of the Fund known as Investor A Shares and Institutional Shares. This SAI relates only to the Institutional Shares ("Shares"). The Fund's investment adviser is Provident Investment Advisors, Inc. ("Adviser").


SECURITIES IN WHICH THE FUND INVESTS


SECURITIES DESCRIPTIONS AND TECHNIQUES

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified period of time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests:


    Treasury Securities
    Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.


    Agency Securities

    Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority. Some government entities are supported by the full faith and credit of the United States. Such entities include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmers Home Administration, Federal Financing Bank, General Services Administration, and Washington Metropolitan Area Transit Authority Bonds.


    Other government entities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by Federal Home Loan Banks, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association in support of such obligations.


    A few government entities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Such entities include the Farm Credit System and the Financing Corporation.


    Investors regard agency securities as having low credit risks, but not as low as Treasury securities.


    Credit Enhancement
    Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

    Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Special Transactions

    Repurchase Agreements
    Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

    The Fund's custodian or subcustodian will generally take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

    Repurchase agreements are subject to credit risks with respect to the dealer or bank acting as counterparty.


    Delayed Delivery Transactions
    Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time beyond the normal settlement date. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


    To Be Announced Securities ("TBAs")
    As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.


    Securities of Other Investment Companies
    The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies and managing its uninvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to duplicate expenses. The Fund will limit its investment in other investment companies to not more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of its total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general.


    Securities Lending
    The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

    The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

    Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

    Securities lending activities are subject to market risks and credit risks.


INVESTMENT RISKS


Bond Market Risks
o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer maturities or durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates and is an alternative measure to a security's maturity.


INVESTMENT LIMITATIONS

Unless otherwise stated, all references to the Fund's assets are in terms of current market value.

The Fund may not:

1. Purchase any security (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) of any issuer if as a result more than 5% of its total assets would be invested in securities of the issuer;

2. Purchase securities on margin, except that it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities;

3. Borrow money, except that the Fund may borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Fund's net assets; provided that while borrowings from banks exceed 5% of the Fund's net assets, any such borrowings will be repaid before additional investments are made;

4. Pledge more than 15% of its net assets to secure indebtedness; the purchase or sale of securities on a "when issued" basis is not deemed to be a pledge of assets;

5. Issue senior securities; the purchase or sale of securities on a "when issued" basis is not deemed to be the issuance of a senior security;

6. Make loans, except that the Fund may purchase or hold debt securities consistent with its investment objective, lend portfolio securities valued at not more than 15% of its total assets to brokers, dealers and financial institutions and enter into repurchase agreements;

7. Purchase any security of any issuer if as a result more than 25% of its total assets would be invested in a single industry; there is no restriction with respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

8. Invest more than 15% of its total assets in repurchase agreements maturing in more than seven days;

9. Invest more than 5% of its total assets in securities of any company having a record, together with its predecessors, of less than three years of continuous operation;

10. Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;

11. Underwrite securities of other issuers, except that the Fund may purchase securities from the issuer or others and dispose of such securities in a manner consistent with its investment objective;

12. Purchase or sell commodities or commodity contracts, except to the extent disclosed in the current prospectus of the Fund; and

13. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction).

With respect to Investment Restriction (8), the Fund will limit its investments in repurchase agreements maturing in more than seven days to no more than 10% of its total assets.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of the Fund's outstanding voting securities," as defined by the Investment Company Act of 1940, as amended ("1940 Act"). Shareholders will be notified before any material change in these limitations becomes effective.

If a percentage limit is satisfied at the time of investment or borrowing, a later increase or decrease resulting from a change in asset value is not a violation of the limit.


WHAT DO SHARES COST?


The Fund attempts to stabilize the value of a Share at $1.00.


HOW IS THE FUND SOLD?


Under the Distributor's Contract with the Trust, Edgewood Services, Inc., the Trust's principal underwriter ("Distributor") offers Shares on a continuous, best-efforts basis. The Distributor will enter into separate written agreements with various firms, including affiliates of the Trust's Adviser, to provide certain services principally intended to result in the sale and servicing of Fund Shares.



Supplemental Payments
Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or the transfer agent (these fees do not come out of Fund assets). The Distributor may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell, the value of client assets invested, and/or the type and nature of sales or marketing support furnished by the investment professional.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption proceeds in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder of record in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Trust's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines the value of portfolio securities when calculating its NAV. The portfolio securities will be selected in a manner that the Trust's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND


Board of Trustees And Trust Officers
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Trust. Where required, the tables separately list Board members who are "interested persons" of the Trust (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). The Trust consists of six investment company portfolios. Each Board member oversees all portfolios in the Trust and serves for an indefinite term.


Interested Trustees background - term of office: indefinite

-----------------------------------------------------------
      Name
       Age
     Address                                               Total Compensation
 Positions Held                                              from the Trust
   with Trust     -----------------------------------------  (past calendar
 Length of Time     Principal Occupation(s) for Past Five         year)
     Served          Years and Other Directorships Held

William N.        Principal Occupation: Owner, Bohlender        $ 13,000
Stratman*         Engraving Co. (engraving and printing
Age: 61           company); President and Co-owner, Marno
5800 Corporate    Corporation (holding corporation for
Drive             Mariner's Inn West Property); Vice
Pittsburgh, PA    President and Co-owner of Mariners Inn
15237-7010        Banquet Halls.
Trustee
Began serving:    Other Directorships Held: None.
May 1998

* Mr. Stratman is an Interested Trustee by virtue of owning 40,000
Shares of Provident Financial Group, Inc.
--------------------------------------------------------------------------



Independent trustees background - term of office: indefinite
      Name
       Age       -------------------------------------------------------------
     Address
 Positions Held
   with Trust                                              Total Compensation
 Length of Time   Principal Occupation(s) for Past Five      from the Trust
     Served       Years and Other Directorships Held         (past calendar
                                                                  year)

 J. Virgil        Principal Occupation: President, Early &       $15,000
 Early, Jr.       Associates (business consulting); Vice
 Age: 66          President of Synovus Trust Company.
 5800 Corporate
 Drive            Other Directorships Held: None.
 Pittsburgh, PA
 15237-7010
 Trustee
 Began serving:
 October 1992

 William M.       Principal Occupation: Senior Vice             $ 15,000
 Higgins          President of Sena Weller Rohs Williams,
 Age: 59          Inc. (investment advisory services).
 5800 Corporate
 Drive            Other Directorships Held: None.
 ----------------
 Pittsburgh, PA
 15237-7010
 Trustee
 Began serving:
 October 1992

 ------------------------------------------------------------------------------

  Harvey M.        Principal Occupation:  Professor, Case        $ 14,000
 Salkin, Ph.D      Western Reserve University; President of
 Age: 58           Marshall Plan Advisers, Inc. (investment
 10900 Euclid      advisory services).
 Avenue
-----------------  Other Directorships Held: None.
 Cleveland, OH
 44106-7001
 Trustee
 Began serving:
 January 1996
 ------------------------------------------------------------------------------
 Donald C.        Principal Occupation:  President, Shor        $ 16,000
 Siekmann         Foundation for Epilepsy Research
 Age: 65          (charitable foundation); Executive,
 5800 Corporate   DuroBag Manufacturing, Co.,
 Drive            (manufacturer of paper bags); Retired:
 Pittsburgh, PA   former partner of Arthur Andersen
 15237-7010       (independent public accountants).
 Trustee
 Began serving:   Other Directorships Held: None.
 February 1998



--------------------------------------------------------------------------


Officers**
Name
Age
Address
Positions Held
with Trust
------------------
Length of Time     Principal Occupation(s) for Past Five Years and Previous
Served             Position(s)
J. Donald Raines   Principal Occupation:  Senior Vice President, Managing
------------------ Director, Chief Investment Officer of the Adviser
Age: 51
One East Fourth    Previous Positions: Senior Vice President, Senior
Street             Strategist, Portfolio Manager of the Adviser;
Cincinnati, OH
45202
Interim President
Began Serving:
August 2003

George M. Polatas  Principal Occupation: Assistant Vice President/Business
Age: 41            Manager, Federated Services Company; Vice President and
1001 Liberty       Assistant Treasurer of various Funds distributed by
Avenue             Edgewood Services, Inc.
------------------
Pittsburgh, PA
15222-3779
Vice President
Began Serving:
February 1999

C. John Ollier     Principal Occupation: Vice President, Mutual Fund
Age: 65            Services, The Provident Bank.
------------------
5800 Corporate
Drive
Pittsburgh, PA
15237-7010
Treasurer
Began Serving:
November 2001

Timothy S. Johnson Principal Occupation: Counsel, Reed Smith LLP; Secretary,
Age: 42            Hibernia Funds; Vice President and Corporate Counsel,
435 Sixth Avenue   Federated Services Company (1996-2002); Secretary,
------------------ Edgewood Services, Inc. (1999-2002); Assistant Secretary,
Pittsburgh, PA     Federated Securities Corp. (1999-2002); Secretary,
15219-1886         Federated Shareholder Services Company (1999-2002);
Secretary          Secretary, Retirement Plan Services Company of America
Began Serving:     (1998-2002); Secretary, FTI Funds (1999-2001); Assistant
February 1999      Secretary, Great Plains Funds (1997-2001); Assistant
                   Secretary, Wachovia Funds and Wachovia Municipal Funds
                   (1998-2001); Assistant Secretary, Independence One Funds
                   (1998-2001).

** Officers do not receive compensation from the Trust
--------------------------------------------------------------------------
*** J. Donald Raines is the Chief Investment Officer of the Adviser and Interim President of the Fund.





COMMITTEES of the board
                                                                   Meetings
---------               --                                      ---   Held
Board       Committee              Committee Functions             ----------
Committee    Members                                               During
                                                                      Last
                                                                   Fiscal
                                                                      Year
Audit    J. Virgil        The purpose of the Audit Committee is       Two
         Early            to oversee the Trust's accounting and
         William M.       financial reporting policies and
         Higgins          practices, its internal controls and,
         Donald C.        as appropriate, the internal controls
         Siekmann         of certain of its service providers;
                          oversee the quality and objectivity
                          of the Trust's financial statements
                          and the independent audit thereof;
                          ascertain the independence of the
                          Trust's independent auditors; and act
                          as a liaison between the Trust's
                          independent auditors and the full
                          Board of Trustees.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Nominating J. Virgil      The Nominating Committee is                 None
           Early          responsible for the selection  and
          --------------  nomination of candidates for
           William M.     appointment or election to serve as
           Higgins        Trustees who are not "interested
           Donald C.      persons" of the Trust or its Adviser
           Siekmann       or Distributor (as defined by the
                          1940 Act).

------------------------------------------------------------------------------
------------------------------------------------------------------------------


Currently, the Funds do not have a policy with respect to Trustee candidates recommended by shareholders.




Board ownership of shares in the funds and in the riverfront funds family of Investment companies AS OF dECEMBER 31, 2003


                       Dollar Range of Dollar Range of
   Interested          Shares Owned    Shares Owned
Board Member Name      in Funds        in Provident
William N.             None            Over $100,000
Stratman


Independent                            -----------------
Board Member Name                     -
J. Virgil Early,       None           None
Jr.
William M.             $1 - $10,000   None
Higgins
Harvey M.              $1 - $10,000   None
Salkin, Ph.D.
Donald C.              None           None
Siekmann


--------------------------------------------------------------------------


INVESTMENT ADVISER
The Trust's Adviser is Provident Investment Advisors, Inc. The Board governs the Trust and Fund. The Board selects and oversees the Adviser. The Adviser is a subsidiary of The Provident Financial Group, Inc. The Adviser, subject to the supervision of the Board, conducts investment research and makes investment decisions for the Fund, including buying and selling securities.



For its services under an investment advisory contract, the Adviser receives an advisory fee from the Fund of 0.15% of the Fund's net assets, which is paid monthly, on an annual basis. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses.



The Adviser shall not be liable to the Trust, the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Trust's Board has reviewed the Trust's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Provident organization in addition to investment advisory services; and the Fund's relationship to other funds in The Provident Riverfront Funds family.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Provident organization and research services received by the Adviser from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the adviser, including the performance of the Fund; the adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Trust's Board is aware of these factors and takes them into account in its review of the Trust's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Provident on matters relating to the Fund, and is assisted in its deliberations by the advice of counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Provident organization. Provident provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Fund and the companies that service it; and relevant developments in the mutual fund industry and how the Fund and/or Provident are responding to them.

The Board also receives financial information about Provident, including reports on the compensation and benefits Provident derives from its relationships with the Fund. These reports cover not only the fees under the advisory contracts, but also fees received for providing other services to the Fund under separate contracts (e.g., for serving as the Fund's custodian, transfer agent and portfolio accountant). The reports also discuss any indirect benefit Provident may derive from its receipt of research services from brokers who execute Fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Because the totality of circumstances includes considering the relationship of the Fund to The Provident Riverfront family of Funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by Provident.


CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING
As required by Securities and Exchange Commission ("SEC") rules, the Trust, the Adviser, and the Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, the Trust's Trustees, and certain other employees. Although the Codes of Ethics permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Funds' portfolio. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.


Proxy Voting Policies
The Adviser has determined that it is in the best interests of its clients to vote its client's shares so as to promote the alignment of the interests of corporate management with the interest of its shareholders, to improve the accountability of corporate management to its shareholders, to reward good performance by management, and to approve proposals that the Adviser believes will result in financial rewards for its clients.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally, the Adviser will vote for
(i) confidential voting by shareholders, and (ii) shareholder proposals that ask a company to submit its poison pill for shareholder ratification. The Adviser will determine on a case-by-case basis (i) shareholder proposals to redeem a company's poison pill, (ii) management proposals to ratify a poison pill, and (iii) proposals to ratify changing a company's state of incorporation, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparisons of the governance provisions, and a comparison of the jurisdictional laws. When the economic factors of a change in the state of incorporation outweigh any neutral or negative governance changes the Adviser will generally vote for reincorporating.

On matters of capital structure, generally, the Adviser will vote for:
(i) management proposals to reduce the par value of common stock, (ii) proposals to create a new class of nonvoting or subvoting common stock if it is intended for financing purposes with minimal or no dilution to current shareholders and it is not designed to preserve the voting power of an insider or significant shareholder, (iii) proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. The Adviser will vote against:
(i) proposals to create a new class of common stock with superior voting rights, (ii) proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan, (iii) proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights. The Adviser will determine on a case-by-case basis: (i) votes on proposals to increase the number of shares of common stock authorized for issuance, and (ii) shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, the Adviser will consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

On matters relating to management compensation, the Adviser will review votes on a case-by-case basis. The Adviser will utilize Institutional Shareholder Services' ("ISS") methodology for reviewing compensation plans, which primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Every award will be valued and analyses on the estimated dollar cost for the proposed plan will be made. Once the estimated cost of a plan is determined it will be compared to a company-specific dilution cap. The Adviser will determine on a case-by-case basis, votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock. The Adviser will vote for plans which provide a dollar-for-dollar cash for stock exchange, and will review on a case-by-case basis plans which do not provide a dollar-for-dollar cash for stock exchange.

On matters relating to corporate transactions, generally, the Adviser will determine on a case-by-case basis: (i) proposals regarding the conversion of securities, (ii) proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, (iii) votes on liquidations, and (iv) votes on mergers and acquisitions. Voting for director nominees in a contested election will be evaluated on a case-by-case basis, considering (a) the long-term financial performance of the target company relative to its industry,
(b) management's tract record, (c) background to the proxy contest, (d) qualifications of director nominees, (e) evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and (f) stock ownership positions.

The Adviser, generally, will vote for: (i) proposals to allow or make easier shareholder action by written consent, (ii) proposals that remove restrictions on the right of shareholders to act independently of management, and (iii) proposals to lower supermajority vote requirements. The Adviser, generally, will vote against: (i) proposals to restrict or prohibit shareholder ability to take action by written consent, (ii) proposals to restrict or prohibit shareholder ability to call special meetings, and (iii) proposals to require a supermajority shareholder vote. Votes on advance notice proposals are determined on a case-by-case basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.


Proxy Voting Procedures
The Adviser has elected to rely on proxy voting recommendations made by ISS in order to ensure consistent and efficient voting of its clients' proxies. The Adviser retains the right to override any voting policy stated in its policies, when it believes that a vote contrary to a policy would be in the best interest of Adviser's clients. Any vote contrary to ISS recommendations and stated policy must be approved by the Adviser's Chief Investment Officer or designated alternate. Proxies which require case-by-case consideration must be approved by the Adviser's Chief Investment Officer or designated alternate.


Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. To the extent that the interests of the Adviser conflict with the interest of the clients, the Adviser will always vote its client's shares in the interest of its clients; for that reason, the Adviser will vote its proxies in accordance with its Proxy Voting Policy without regard to its own actual or perceived interests.


Administrator
Federated Services Company, a subsidiary of Federated Investors, Inc., subject to the supervision of the Board, provides all management and administrative services reasonably necessary for the operations of the Trust and the Fund, other than those provided by other service providers, for a fee at an annual rate of 0.17% of the average aggregate daily net assets of the Fund.

The functions performed by Federated Services Company as administrator include, but are not limited to the following:

o preparation, filing and maintenance of the Trust's governing documents, minutes of Board meetings and shareholder meetings;

o preparation of and filing with the SEC and state regulatory authorities the Trust's registration statement and all amendments, and any other documents required for the Fund to make a continuous offering of its Shares;

o preparation, negotiation and administration of contracts on behalf of the Trust;

o     supervision of the preparation of financial reports;

o     preparation and filing of federal and state tax returns;

o     assistance with the design, development and operation of the Fund;
   and

o     providing advice to the Fund and Trust's Trustees.


CUSTODIAN and fund accountant
The Provident Bank is the Trust's custodian and fund accountant.
Pursuant to its agreement with the Trust, it is responsible for maintaining the books and records of the Fund's securities and cash and maintaining the Fund's accounting and portfolio transaction records.


Transfer Agent and Dividend Disbursing Agent
The Provident Bank is the Trust's transfer and dividend disbursing agent. The Provident Bank maintains all necessary shareholder records. The Provident Bank is entitled to receive fees based on the size, type and number of accounts and transactions made by shareholders of each Fund.


Independent Auditors
The independent auditor for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trust's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund

The Fund did not pay any brokerage fees for the fiscal year ended
December 31, 2003.



FEES PAID BY THE FUND FOR SERVICES
--------------------------------------------------------------------------
      Fund
                       Advisory Fee Paid        Administration Fee Paid
                  --------------------------------------------------------
                  --------------------------------------------------------

                   For the fiscal year ended   For the fiscal year ended
                          December 31,                December 31,
                  --------------------------------------------------------

                    2003     2002      2001      2003         2002 2001
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Money Market Fund $331,987  $334,977  $296,607 $376,252 $371,477 $333,505
--------------------------------------------------------------------------



--------------------------------------------------------------------------

--------------------------------------------------------------------------
      Fund
                       Custodian Fee Paid       Fund Accountant Fee Paid
                  --------------------------------------------------------
                  --------------------------------------------------------

                   For the fiscal year ended   For the fiscal year ended
                          December 31,                December 31,
                  --------------------------------------------------------

                    2003     2002      2001      2003         2002 2001
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Money Market Fund $110,277  $113,994   $99,627   $1,331   $729       $607
--------------------------------------------------------------------------







HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality, average portfolio maturity, type and value of portfolio securities, changes in interest rates, changes or differences in the Fund's, and the Institutional Shares, expenses, and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuates daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns are given for the one-year and Start of Performance periods ended December 31, 2003 for the Fund's Institutional Shares.

Yield and Effective Yield are given for the 30-day period ended December
31, 2003.

                      7- Day       1- Year            Start of
-----------------     Yield                           Performance on
U.S. Government                                       May 2, 2001
Securities Money
Market Fund
Institutional
Shares:
Total Return         N/A           0.68%              1.47
Yield                0.61%         N/A                N/A
Effective Yield      0.61%         N/A                N/A


--------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD and Effective Yield
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is computed by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result.

To the extent investment professionals charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Financial publications.
The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune and Money magazines, among others--provide performance statistics over specified time periods.


Moody's Investors Service
A company that analyzes and rates securities, and provides a variety of other investment information to investors.


Fitch Ratings
A corporate bond rating service that allows investors to judge investment risks.


Standard & Poors
An investment service that rates securities.


Regulatory Compliance
The Money Market Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

ACCOUNT INFORMATION AND PRICING OF SHARES


Determining Market Value Of Securities
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.




SHARES

The Shares are offered of beneficial interest, without par value. Shareholders have an interest only in the assets of the series whose Shares are owned. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of the Fund, shares of the same class will share pro rata in the distribution of the net assets of the Fund with all other shares of that class. When issued and paid for, all shares are fully paid and nonassessable by the Trust. Dividends and other distributions on Shares of the Fund are paid with such frequency as the Trustees may determine to holders of the Shares of the Fund. Shares may be purchased, redeemed or converted as described in this SAI and in the prospectus but will have no other preference, conversion, cumulative or preemptive rights. The Declaration of Trust provides that all persons extending credit to, contracting with or having any claim against the Trust shall look only to the assets of the Trust for payment under such credit, contract or claim; and that neither the shareholders nor the Trustees, nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Shareholders have one vote for each dollar of value attributable thereto and a proportionate fractional vote for any fraction of a dollar invested of such value. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to amend the Declaration of Trust, the investment advisory contract, fundamental investment objectives, investment policies and investment restrictions, to elect and remove Trustees, to reorganize the Trust or any series or class thereof and to act upon certain other business matters. In regard to termination, sale of assets, the change of investment objectives, policies and restrictions or the approval of an investment advisory contract, the right to vote is limited to the holders of shares of the particular series affected by the proposal.
The Declaration of Trust requires the Trustees to call a meeting of shareholders upon the written request of at least 20% of all votes attributable to the outstanding Shares of this Trust or, as applicable, any one or more series or classes entitled to vote.

To the extent that such a meeting is not required, the Trust presently does not intend to have an annual or special meeting of shareholders. The Trust has represented to the SEC that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon the written request therefore from shareholders holding not less than 10% of the outstanding votes of the Trust and the Trust will assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding Shares of the Trust), by majority vote, has the power to remove one or more Trustees.



As of February 2, 2004, the Trust's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

As of February 2, 2004, the following shareholders of record owned 5% or more of the Fund's outstanding Shares:
Provident Bank Trust  Department  owned  approximately  21,069,483  Shares
(58.56%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


HOW IS THE FUND TAXED?

Federal Income Tax
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other Funds will be separate from those realized by the Fund.


FINANCIAL INFORMATION
The Financial Statements for the Fund's Shares for the fiscal year ended December 31, 2003, are incorporated herein by reference to the Fund's Annual Report to Shareholders dated December 31, 2003.


                                    14


ADDRESSES

The Provident Riverfront Funds    5800 Corporate Drive
                                  Pittsburgh, PA 15237-7010

--------------------------------------------------------------------------
Distributor
Edgewood Services, Inc.           5800 Corporate Drive
                                  Pittsburgh, PA 15237-7002

--------------------------------------------------------------------------

Investment Adviser
Provident Investment Advisors, Inc.   One East Fourth Street
                                      Cincinnati, OH 45202

Custodian
The Provident Bank                    One East Fourth Street
                                      Cincinnati, OH 45202

Transfer Agent and Dividend Disbursing Agent
The Provident Bank                    One East Fourth Street
                                      Cincinnati, OH 45202

Independent Auditors
Deloitte & Touche LLP                 180 N. Stetson Avenue
                                      Chicago, IL 60601

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Cusip 744037854



25206 (4/04)